SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
Summary of Common shares authorized, issued and related contributed capital by controlling shareholders
In Thousands of US Dollars and shares
Description	2022	2021	2020
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	90,515	85,546	77,961
Dollars	$171,671	$165,061	$151,722